SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
SEGMENT INFORMATION
Number of principal reportable business segments | segment	2
Revenues and gross profit generated from each segment
Net revenues	$ 7,468,610	$ 5,277,169	$ 3,476,495
Cost of revenues	6,205,474	4,367,857	2,786,581
Gross profit	1,263,136	909,312	689,914
Income from operations	356,061	190,381	220,430
Operating segment | CSI Solar Segment
Revenues and gross profit generated from each segment
Net revenues	6,975,612	4,371,603	3,105,044
Cost of revenues	5,824,855	3,689,126	2,496,153
Gross profit	1,150,757	682,477	608,891
Income from operations	343,798	74,132	253,105
Operating segment | Global Energy Segment
Revenues and gross profit generated from each segment
Net revenues	821,525	1,124,083	726,167
Cost of revenues	660,161	930,099	577,052
Gross profit	161,364	193,984	149,115
Income from operations	80,364	97,179	53,414
Elimination and unallocated items
Revenues and gross profit generated from each segment
Net revenues	(328,527)	(218,517)	(354,716)
Cost of revenues	(279,542)	(251,368)	(286,624)
Gross profit	(48,985)	32,851	(68,092)
Income from operations	$ (68,101)	$ 19,070	$ (86,089)